Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities Aggregated by Length of Time that Individual Securities have been in Continuous Unrealized Loss Position (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014		Mar. 31, 2013
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	¥ 12,585,538		¥ 6,566,117
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	179,273	[1]	90,832	[2]
Debt securities | Agency mortgage-backed securities | U.S. agency securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	105,208
Debt securities | Agency mortgage-backed securities | Japanese agency securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	¥ 74,065

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,208 million and ¥74,065 million, respectively, at March 31, 2014. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Agency mortgage-backed securities presented in the above table represent U.S. agency securities. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government.